Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
30.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2015, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2016	342,825	52,923
2017	78,229	12,076
2018	6,129	946

	427,183	65,945

Operating lease commitments

The Company leases facilities in the PRC, Hong Kong and United States under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2013, 2014 and 2015, total rental expenses for all operating leases amounted to RMB30,853, RMB56,247 and RMB92,520 (US$14,283), respectively.

As of December 31, 2015, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2016	112,472	17,363
2017	101,542	15,675
2018	56,453	8,715
2019	38,445	5,935
2020 and thereafter	187,622	28,964

	496,534	76,652

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2015, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2016	1,627,851	251,297
2017	315,121	48,646
2018	248,759	38,402
2019	237,265	36,627
2020 and thereafter	566,147	87,398

	2,995,143	462,370

Managed Network Services

As of December 31, 2015, the Company was in the process of negotiation with the seller of the Managed Network Entities on the quality assessment of the fiber optic network subsequent to the completion of construction. As this is a pending event subsequent to the acquisition which is unrelated to the original acquisition, the Company concluded that the accounting for any settlement should be separated from that of the business combination. Based on the Company’s best estimate, the fair value of the related contingent consideration in shares of RMB47,755, as determined based on the remeasured amount of December 31, 2012, is accrued as a contingent payable pursuant to ASC 450, Contingencies. The Company is negotiating with the seller of the Managed Network Entities to come to an agreement on the quality assessment of the fiber optic network as of December 31, 2015 and the Company’s estimate of the contingent payable remains unchanged.

Income Taxes

As of December 31, 2015, the Group has recognized an accrual of RMB14,492 (US$2,237) for unrecognized tax benefits and its interest (Note 23). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2015, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

Securities Litigation

The Company and certain of its officers and directors were named as defendants in two putative securities class actions filed in U.S. federal district courts in Texas, The complaints in both actions alleged that certain of the Company’s financial statements and other public disclosures contained misstatements or omissions and asset claims under the U.S. securities laws. Putative plaintiffs in these actions have filed motions to consolidate the cases and for appointment of a lead plaintiff, which remain pending before the court. As the actions remain in their preliminary stages, the Company’s management is unable to express any opinion on the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss.